INVENTORIES (Tables)	12 Months Ended
Sep. 30, 2023
INVENTORIES
Schedule of inventories

	As of September 30,
	2023	2022
Raw materials	$4,551,761	$5,609,999
Work-in-process	6,133,081	8,170,837
Finished goods	7,252,583	7,463,030
Provision for inventory impairment	—	(102,365)
Total	$17,937,425	$21,141,501